Additional Information-Condensed Financial Statements of Weibo Corporation - Statements of Cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements of Cash flow
Net cash provided by operating activities	$ 539,151	$ 236,244	$ 181,971
Purchase of short-term investments	(1,439,558)	(314,363)	(149,374)
Maturity of short-term investments	696,245	373,805	216,615
Investments and prepayments on equity investments	(54,640)	(155,122)	(268,758)
Net cash used in investing activities	(815,422)	(96,745)	(228,310)
Proceeds from convertible notes, net of debt issuance costs	879,293
Proceeds from employee options exercised	2,285	4,183	7,822
Net cash provided by financing activities	883,578	3,035	4,959
Cash and cash equivalents at the beginning of the year	364,766	237,440	284,865
Cash and cash equivalents at the end of the year	1,000,953	364,766	237,440
Weibo Corporation
Statements of Cash flow
Net cash provided by operating activities	3,996	1,025	5,317
Purchase of short-term investments	(781,000)	(30,046)	(148,863)
Maturity of short-term investments	30,046	97,798	218,762
Investments and prepayments on equity investments	(28,072)	(120,000)	(247,200)
Investment in subsidiaries		(6,535)	(4,978)
Net cash used in investing activities	(779,026)	(58,783)	(182,279)
Proceeds from convertible notes, net of debt issuance costs	879,293
Proceeds from employee options exercised	2,285	4,183	7,822
Loan from SINA	60,000
Repayment of loan from SINA	(60,000)
Net cash provided by financing activities	881,578	4,183	7,822
Net increase (decrease) in cash and cash equivalents	106,548	(53,575)	(169,140)
Cash and cash equivalents at the beginning of the year	7,235	60,810	229,950
Cash and cash equivalents at the end of the year	$ 113,783	7,235	60,810
Supplemental schedule of non-cash investing and financing activities
Investment in subsidiaries and VIE directly financed by SINA		$ 18,277	$ 17,582